LORD ABBETT SECURITIES TRUST

Lord Abbett Micro Cap Growth Fund

Supplement dated September 14, 2020 to the

Prospectus and Statement of Additional Information dated August 31, 2020

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 9 of the prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
F. Thomas O’Halloran, Partner and Portfolio Manager	2006
Matthew R. DeCicco, Managing Director and Portfolio Manager	2015
Vernon T. Bice, Portfolio Manager	2019
Steven H. Wortman, Portfolio Manager	2020

The following paragraph replaces the second paragraph under “Management and Organization of the Funds – Portfolio Managers” on page 22 of the prospectus:

The team is headed by F. Thomas O’Halloran, Partner and Portfolio Manager, who joined Lord Abbett in 2001. Assisting Mr. O’Halloran are Matthew R. DeCicco, Managing Director and Portfolio Manager, who joined Lord Abbett in 1999, Vernon T. Bice, Portfolio Manager, who joined Lord Abbett in 2011, and Steven H. Wortman, Portfolio Manager, who joined Lord Abbett in 2016. Messrs. O’Halloran, DeCicco, Bice, and Wortman are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Other Accounts Managed” on page 7-1 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Micro Cap Growth Fund[1]
F. Thomas O’Halloran	9	2,019.6	1	24.3	17	891.3[2]
Matthew R. DeCicco	10	2,020.5	1	24.3	17	891.3[2]
Vernon T. Bice	9	2,019.6	1	24.3	17	891.3[2]

1 Steven H. Wortman was newly added to the Fund effective September 14, 2020 and his other accounts managed will be reported in a future filing.

2 Includes $86.8 million for which Lord Abbett provides investment models to managed account sponsors.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Holdings of Portfolio Managers” beginning on page 7-1 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
F. Thomas O’Halloran	$500,001-$1,000,000
Matthew R. DeCicco	$100,001-$500,000
Vernon T. Bice	$100,001-$500,000
Steven H. Wortman[1]	N/A

1 Mr. Wortman was newly added to the Fund effective September 14, 2020 and this aggregate dollar range of securities will be reported in a future filing.

Please retain this document for your future reference.

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